Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40509
Entity Registrant Name	BROOKFIELD WEALTH SOLUTIONS LTD.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Ideation House
Entity Address, Address Line Two	First Floor
Entity Address, Address Line Three	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Title of 12(b) Security	Class A Exchangeable Limited Voting Shares
Trading Symbol	BNT
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001837429
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Class A Exchangeable Limited Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	65,307,416
Class B Limited Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	36,000
Class C Non-Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	272,687,160
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Ideation House
Entity Address, Address Line Two	First Floor
Entity Address, Address Line Three	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Contact Personnel Name	Seamus MacLoughlin
City Area Code	441
Local Phone Number	405-7811
Contact Personnel Email Address	bnt.enquiries@brookfield.com